Document and Entity Information	Dec. 16, 2022
Cover [Abstract]
Entity Registrant Name	Fast Radius, Inc.
Amendment Flag	false
Entity Central Index Key	0001832351
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40032
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	113 N. May Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	319-1060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false